[DECHERT LLP LETTERHEAD]

September 22, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Emerging Markets Debt Fund, Inc. (the “Fund”) (File No. 333-160673)
Pre-Effective Amendment No 1 to the Fund’s Registration Statement on Form N-14 8C

Dear Sir or Madam:

On behalf of the above-referenced Fund and pursuant to Rules 101 and 102 of Regulation S-T, enclosed herewith for filing via EDGAR under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s registration statement on Form N-14 8C (the “Registration Statement on Form N-14”).  The Amendment includes a proxy statement for the Special Meeting of Stockholders of the Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity Bond”), to be held on November 18, 2009.

The Amendment relates to the proposed combination of substantially all of the assets of Global Opportunity Bond with those of the Fund, whereby stockholders of Global Opportunity Bond will become stockholders of the Fund receiving shares of common stock of the Fund equal to the value of their holding in Global Opportunity Bond on the date of such transaction pursuant to an Agreement and Plan of Reorganization, dated June 19, 2009.

Filing fees have been transmitted to the Securities and Exchange Commission’s lockbox.

The Amendment includes updated financial information regarding Global Opportunity Bond and the Fund, including pro forma financial statements as required by Item 14 of Form N-14, all consents and opinions, the form of proxy and all other required information, in anticipation of going effective on or about September 23, 2009.

Should you have any questions regarding this Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Allison M. Fumai at (212) 698-3526.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss